Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis, inclusive of related party (in thousands):

	March 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Investment in crypto assets – Bitcoin	$793	$-	$-	$793
Total assets, at fair value	$793	$-	$-	$793
Liabilities:
Business Combination Warrants	$-	$-	$15	$15
PIPE Warrants	-	-	3	3
PIPE Notes	-	-	1,601	1,601
Yorkville Note	-	-	594	594
SEPA derivative liability	-	-	110	110
Total liabilities, at fair value	$-	$-	$2,323	$2,323

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Investment in crypto assets – Bitcoin	$2,849	$-	$-	$2,849
Total assets, at fair value	$2,849	$-	$-	$2,849
Liabilities:
Business Combination Warrants	$-	$-	$12	$12
PIPE Warrants	-	-	3	3
PIPE Notes	-	-	1,734	1,734
Yorkville Note	-	-	1,718	1,718
SEPA derivative liability	-	-	434	434
Total liabilities, at fair value	$-	$-	$3,901	$3,901

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis, inclusive of related party (in thousands):

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Bitcoin	$2,849	$-	$-	$2,849
Total assets, at fair value	$2,849	$-	$-	$2,849
Liabilities:
Business Combination Warrants	$-	$-	$12	$12
PIPE Warrants	-	-	3	3
PIPE Notes	-	-	1,734	1,734
Yorkville Note	-	-	1,718	1,718
SEPA derivative liability	-	-	434	434
Total liabilities, at fair value	$-	$-	$3,901	$3,901

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Private warrants	$-	$-	$9	$9
PIPE warrants	-	-	14	14
PIPE notes	-	-	1,637	1,637
Total liabilities, at fair value	$-	$-	$1,660	$1,660

Schedule of Warrants and Notes Measured at Fair Value

The following table presents the changes in the Business Combination Warrants and PIPE Warrants measured at fair value during the three months ended March 31, 2025 (in thousands):

	Business Combination Warrants	PIPE Warrants
Balance, December 31, 2024	$12	$3
Changes in fair value	3	-
Balance, March 31, 2025	$15	$3

The following table presents the changes in the PIPE Notes and Yorkville Note measured at fair value during the three months ended March 31, 2025 (in thousands):

	PIPE Notes	Yorkville Note
Balance, December 31, 2024	$1,734	$1,718
Conversions into Common Stock	-	(1,094)
Changes in fair value	(133)	(30)
Balance, March 31, 2025	$1,601	$594

The following table presents the changes in the SEPA derivative liability measured at fair value during the three months ended March 31, 2025 (in thousands):

Yorkville SEPA
Balance, December 31, 2024	$434
Changes in fair value	(324)
Balance, March 31, 2025	$110

The following table presents the changes in the Business Combination Warrants and PIPE Warrants measured at fair value during the year ended December 31, 2024 (in thousands):

	Business Combination Warrants	PIPE Warrants
Balance, December 31, 2023	$9	$14
Changes in fair value	3	(11)
Balance, December 31, 2024	$12	$3

The following table presents the changes in the PIPE Notes and Yorkville Note measured at fair value during the year ended December 31, 2024 (in thousands):

	PIPE Notes	Yorkville Note
Balance, December 31, 2023	$1,637	$-
Additions	-	1,350
Conversion to Common Stock	-	(343)
Changes in fair value	97	711
Balance, December 31, 2024	$1,734	$1,718

The following table presents the changes in the SEPA derivative liability measured at fair value during the year ended December 31, 2024 (in thousands):

Yorkville SEPA
Balance, December 31, 2023	$-
Additions	160
Changes in fair value	274
Balance, December 31, 2024	$434

Schedule of Fair Value Assumptions and Valuation

The Company remeasured the fair value of the Business Combination Warrants and PIPE Warrants at March 31, 2025 using the Black-Scholes option-pricing model with the following assumptions:

	As of March 31, 2025
	PIPE	Business Combination
	Warrants	Warrants
Stock price	$0.54	$0.54
Exercise price	$10.00	$11.50
Expected volatility	77.6%	77.6%
Weighted average risk-free rate	3.9%	3.9%
Expected dividend yield	-	-
Expected term (in years)	3.6	3.7

The Company remeasured the fair value of the Business Combination Warrants and PIPE Warrants at December 31, 2024 using the Black-Scholes option-pricing model with the following assumptions:

	As of December 31, 2024
	PIPE	Business Combination
	Warrants	Warrants
Stock price	$1.36	$1.36
Exercise price	$10.00	$11.50
Expected volatility	48.3%	48.3%
Weighted average risk-free rate	4.3%	4.3%
Expected dividend yield	-	-
Expected term (in years)	3.9	3.9
The estimated fair value of the SEPA derivative liability was determined using a Monte Carlo simulation model in order to project the future path of the Company’s stock price over the commitment period with the following assumptions:

	As of
	March 31,	December 31,
	2025	2024
Expected draws (in thousands)	$5,000	$5,000
Starting stock price	$0.54	$1.36
Expected volatility	160.0%	132.5%
Risk-free rate	4.0%	4.2%

The Company remeasured the fair value of the Business Combination Warrants and PIPE Warrants at December 31, 2024 using the Black-Scholes option-pricing model with the following assumptions:

	As of December 31, 2024
	PIPE	Business Combination
	Warrants	Warrants
Stock price	$1.36	$1.36
Exercise price	$10.00	$11.50
Expected volatility	48.3%	48.3%
Weighted average risk-free rate	4.3%	4.3%
Expected dividend yield	-	-
Expected term (in years)	3.9	3.9

The estimated fair value of the SEPA derivative liability was determined using a Monte Carlo simulation model in order to project the future path of the Company’s stock price over the commitment period with the following assumptions:

	As of
	December 31,	June 17,
	2024	2024
Expected draws (in thousands)	$5,000	$5,850
Starting stock price	$1.36	$1.23
Expected volatility	132.5%	111.9%
Risk-free rate	4.2%	4.7%